Leases - Supplemental Balance Sheet and Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flow, Lessee
Cash paid for operating lease liabilities	$ 2,710	$ 2,533
Cash paid for financing lease liabilities	47	47
Right-of-use assets obtained in exchange for operating lease liabilities	$ 0	$ 2,057
Weighted Average Remaining Lease Term
Operating leases	2 years 5 months 19 days
Finance leases	2 years 6 months 29 days
Weighted Average Discount Rate
Operating leases	5.17%
Finance leases	5.00%